Other Assets (Related party transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Revenues	$ 47,242	$ 54,705	$ 53,532
Expenses	$ 4,304	$ 11,531	$ 15,176